Supplemental Guarantor Financial Information - Schedule of Condensed Consolidating Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of supplemental guarantor information [line items]
Revenue	$ 56,444	$ 45,517	$ 43,064
Cost of sales	(21,386)	(17,803)	(17,137)
Gross profit	35,058	27,715	26,467
Distribution expenses	(5,876)	(4,543)	(4,259)
Sales and marketing expenses	(8,382)	(7,745)	(6,913)
Administrative expenses	(3,841)	(2,883)	(2,560)
Other operating income/(expenses)	854	732	1,032
Profit from operations	17,152	12,882	13,904
Net finance cost	(6,885)	(9,382)	(3,142)
Share of result of associates	430	16	10
Profit before tax	11,076	4,334	12,461
Income tax expense	(1,920)	(1,613)	(2,594)
Profit from continuing operations	9,155	2,721	9,867
Profit from discontinued operations	28	48
Profit of the year	9,183	2,769	9,867
Profit from continuing operations attributable to:
Non-controlling interest	1,187	1,528	1,594
Attributable to:
Equity holders of AB InBev	7,996	1,241	8,273
Non-controlling interest	1,187	1,528	1,594
Anheuser- Busch InBev SA/NV [member]
Disclosure of supplemental guarantor information [line items]
Revenue	540	506	104
Cost of sales	(338)	(300)	(72)
Gross profit	202	206	32
Distribution expenses	(23)	(27)	(3)
Sales and marketing expenses	(181)	(204)	(147)
Administrative expenses	(255)	(198)	(297)
Other operating income/(expenses)	793	464	542
Profit from operations	536	241	127
Net finance cost	(819)	(1,599)	(565)
Profit before tax	(283)	(1,358)	(438)
Income tax expense	(16)
Profit	(299)	(1,358)	(438)
Income from subsidiaries	8,295	2,599	8,711
Profit from continuing operations	7,996	1,241
Profit of the year	7,996	1,241	8,273
Profit from continuing operations attributable to:
Equity holders of AB InBev	7,996	1,241
Attributable to:
Equity holders of AB InBev	7,996	1,241	8,273
Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Administrative expenses		(4)
Other operating income/(expenses)	1,066	559	701
Profit from operations	1,066	555	701
Net finance cost	(3,064)	(1,283)	(1,791)
Profit before tax	(1,998)	(728)	(1,090)
Income tax expense	614	280	659
Profit	(1,384)	(448)	(431)
Income from subsidiaries	3,721	1,958	1,374
Profit from continuing operations	2,337	1,510
Profit of the year	2,337	1,510	943
Profit from continuing operations attributable to:
Equity holders of AB InBev	2,337	1,510
Attributable to:
Equity holders of AB InBev	2,337	1,510	943
Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Net finance cost	26	36	41
Profit before tax	26	36	41
Income tax expense	(17)	2	(36)
Profit	9	38	5
Profit from continuing operations	9	38
Profit of the year	9	38	5
Profit from continuing operations attributable to:
Equity holders of AB InBev	9	38
Attributable to:
Equity holders of AB InBev	9	38	5
Subsidiary Guarantors [member]
Disclosure of supplemental guarantor information [line items]
Revenue	14,015	14,135	14,097
Cost of sales	(5,838)	(5,923)	(6,179)
Gross profit	8,177	8,212
Distribution expenses	(996)	(967)	(1,009)
Sales and marketing expenses	(2,208)	(2,372)	(2,065)
Administrative expenses	(404)	(384)	(258)
Other operating income/(expenses)	(1,837)	(1,283)	(1,210)
Profit from operations	2,732	3,206	3,376
Net finance cost	4,160	(3,805)	(311)
Share of result of associates	2	2	2
Profit before tax	6,894	(597)	3,067
Income tax expense	1,329	(1,358)	(1,068)
Profit	8,223	(1,955)	1,999
Income from subsidiaries	4,167	1,322	3,484
Profit from continuing operations	12,390	(633)
Profit of the year	12,390	(633)	5,483
Profit from continuing operations attributable to:
Equity holders of AB InBev	12,390	(633)
Attributable to:
Equity holders of AB InBev	12,390	(633)	5,484
Non-Guarantors [member]
Disclosure of supplemental guarantor information [line items]
Revenue	44,235	32,884	31,059
Cost of sales	(17,556)	(13,587)	(12,542)
Gross profit	26,679	19,297	18,517
Distribution expenses	(4,857)	(3,549)	(3,246)
Sales and marketing expenses	(5,993)	(5,169)	(4,701)
Administrative expenses	(3,182)	(2,297)	(2,005)
Other operating income/(expenses)	170	598	1,135
Profit from operations	12,834	8,880	9,700
Net finance cost	(6,810)	(1,913)	1,173
Share of result of associates	428	14	8
Profit before tax	6,437	6,981	10,881
Income tax expense	(3,830)	(537)	(2,149)
Profit	2,606	6,444	8,732
Income from subsidiaries	6,204	1,469	1,410
Profit from continuing operations	8,810	7,913
Profit from discontinued operations	28	48
Profit of the year	8,838	7,961	10,142
Profit from continuing operations attributable to:
Equity holders of AB InBev	7,623	6,385
Non-controlling interest	1,187	1,528
Attributable to:
Equity holders of AB InBev	7,651	6,433	8,548
Non-controlling interest	1,187	1,528	1,594
Eliminations [member]
Disclosure of supplemental guarantor information [line items]
Revenue	(2,346)	(2,008)	(1,656)
Cost of sales	2,346	2,008	1,656
Income from subsidiaries	(22,387)	(7,348)	(14,979)
Profit from continuing operations	(22,387)	(7,348)
Profit of the year	(22,387)	(7,348)	(14,979)
Profit from continuing operations attributable to:
Equity holders of AB InBev	(22,387)	(7,348)
Attributable to:
Equity holders of AB InBev	(22,387)	(7,348)	(14,979)
Consolidation [member]
Disclosure of supplemental guarantor information [line items]
Revenue	56,444	45,517	43,604
Cost of sales	(21,386)	(17,803)	(17,137)
Gross profit	35,058	27,715	26,467
Distribution expenses	(5,876)	(4,543)	(4,258)
Sales and marketing expenses	(8,382)	(7,745)	(6,913)
Administrative expenses	(3,841)	(2,883)	(2,560)
Other operating income/(expenses)	192	338	1,168
Profit from operations	17,152	12,882	13,904
Net finance cost	(6,507)	(8,564)	(1,453)
Share of result of associates	430	16	10
Profit before tax	11,076	4,334	12,461
Income tax expense	(1,920)	(1,613)	(2,594)
Profit	9,155	2,721	9,867
Profit from continuing operations	9,155	2,721
Profit from discontinued operations	28	48
Profit of the year	9,183	2,769	9,867
Profit from continuing operations attributable to:
Equity holders of AB InBev	7,968	1,193
Non-controlling interest	1,187	1,528
Attributable to:
Equity holders of AB InBev	7,996	1,241	8,273
Non-controlling interest	$ 1,187	$ 1,528	$ 1,594